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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         University Capital Strategies Group, LLC
                 -----------------------------------------
   Address:      #444 - 408 St. Peter Street
                 -----------------------------------------
                 St. Paul, MN 55102
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-11803
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Patrick J. Hess
         -------------------------------
Title:       Chief Executive Officer
         -------------------------------
Phone:       651-251-0380
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Patrick J. Hess         St. Paul, Minnesota      11/08/07
   ---------------------------   --------------------   -------------
          [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         47
                                        --------------------

Form 13F Information Table Value Total:         $172,435
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                               TITLE                                                                         Voting
                                OF                   Value                SH/   PUT/  Investment   Other    Authority
NAME OF ISSUER                 CLASS     CUSIP     (x$1000)      SHRS     PRN   CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------                 -----   ---------   ----------  ---------  ---   ----  ----------  --------  ---------   ------  ----
CHIPOTLE MEXICAN GRILL INC      CL B   169656204   $17,219.94    160,934   SH                                 160,934
CYTYC CORP                       COM   232946103   $14,850.41    311,656   SH                                 311,656
SOLECTRON CORP                   COM   834182107   $13,087.39  3,355,741   SH                               3,355,741
CATALINA MARKETING CORP          COM   148867104   $ 7,504.76    231,700   SH                                 231,700
LYONDELL CHEMICAL CO             COM   552078107   $ 7,214.28    155,648   SH                                 155,648
ALCAN INC                        COM   013716105   $ 6,555.24     65,500   SH                                  65,500
CLEAR CHANNEL COMMUNICATIONS     COM   184502102   $ 6,289.92    168,000   SH                                 168,000
ALLTEL CORP                      COM   020039103   $ 6,201.52     89,000   SH                                  89,000
SEMCO ENERGY INC                 COM   78412D109   $ 6,013.31    762,143   SH                                 762,143
SIERRA HEALTH SVCS INC           COM   826322109   $ 5,771.34    136,794   SH                                 136,794
POGO PRODUCING CO                COM   730448107   $ 5,392.84    101,541   SH                                 101,541
PATHMARK STORES INC NEW          COM   70322A101   $ 5,311.70    416,604   SH                                 416,604
REPUBLIC PROPERTY TR             COM   760737106   $ 4,562.37    311,000   SH                                 311,000
ARCHSTONE SMITH TR               COM   039583109   $ 5,093.86     84,700   SH                                  84,700
KYPHON INC                       COM   501577100   $ 4,502.82     64,326   SH                                  64,326
GENESCO INC                      COM   371532102   $ 4,394.02     95,253   SH                                  95,253
CHECKFREE CORP NEW               COM   162813109   $ 4,349.49     93,457   SH                                  93,457
FOXHOLLOW TECHNOLOGIES INC       COM   35166A103   $ 4,211.59    159,530   SH                                 159,530
SIRENZA MICRODEVICES INC         COM   82966T106   $ 3,485.15    201,570   SH                                 201,570
STONE ENERGY CORP                COM   861642106   $ 3,200.80     80,000   SH                                  80,000
SLM CORP                         COM   78442P106   $ 2,980.20     60,000   SH                                  60,000
KEYSTONE AUTOMOTIVE INDS INC     COM   49338N109   $ 2,968.24     62,149   SH                                  62,149
DADE BEHRING HLDGS INC           COM   23342J206   $ 2,673.85     35,021   SH                                  35,021
HILTON HOTELS CORP               COM   432848109   $ 2,487.22     53,500   SH                                  53,500
HUNTSMAN CORP                    COM   447011107   $ 2,126.35    107,636   SH                                 107,636
EDWARDS AG INC                   COM   281760108   $ 2,512.50     30,000   SH                                  30,000
RIVIERA HLDGS CORP               COM   769627100   $ 2,108.77     75,179   SH                                  75,179
WILLIAMS SCOTSMAN INTL INC       COM   96950G102   $ 1,870.29     67,495   SH                                  67,495
APPLEBEES INTL INC               COM   037899101   $ 1,741.60     70,000   SH                                  70,000
HARRAHS ENTMT INC                COM   413619107   $ 1,303.95     15,000   SH                                  15,000
DOW JONES & CO INC               COM   260561105   $ 1,194.00     20,000   SH                                  20,000
XM SATELLITE RADIO HLDGS INC    CL A   983759101   $ 1,132.45     79,919   SH                                  79,919
C COR INC                        COM   125010108   $ 1,171.98    102,000   SH                                 102,000
FIRST CHARTER CORP               COM   319439105   $ 1,158.53     38,400   SH                                  38,400
BLOCKBUSTER INC                 CL B   093679207   $ 1,080.10    222,700   SH                                 222,700
NEOWARE INC                      COM   64065P102   $ 1,102.94     67,999   SH                                  67,999
METAL MGMT INC                   COM   591097209   $   970.18     17,900   SH                                  17,900
EXCEL TECHNOLOGY INC             COM   30067T103   $ 1,026.22     41,131   SH                                  41,131
ALABAMA NATL BANCORP DELA        COM   010317105   $ 1,071.89     13,924   SH                                  13,924
ALCOA INC                        COM   013817101   $   978.00     25,000   SH                                  25,000
ANDREW CORP                      COM   034425108   $   761.75     55,000   SH                                  55,000
AFFILIATED COMPUTER SERVICES    CL A   008190100   $   753.60     15,000   SH                                  15,000
QIAGEN N V                      CALL   N72482907   $   647.79     33,374   SH                                  33,374
HEMOSENSE INC                    COM   423691104   $   598.40     40,000   SH                                  40,000
MICROTEK MEDICAL HLDGS INC       COM   59515B109   $   499.84     80,881   SH                                  80,881
ZAPATA CORP                      COM   989070602   $   130.32     18,100   SH                                  18,100
WCI COMMUNITIES INC              COM   92923C104   $   111.65     18,640   SH                                  18,640